Offerings	Jun. 23, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	CommonStock, par value $0.0001 per share
Amount Registered | shares	46,088,027
Proposed Maximum Offering Price per Unit | $ / shares	2.8800
Maximum Aggregate Offering Price	$ 132,733,518
Fee Rate	0.01531%
Amount of Registration Fee	$ 20,321.5
Offering Note
(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of the common stock, par value $0.0001 per share (the “Common Stock”), of ImmunityBio, Inc. (the “Registrant”) that become issuable with respect to the securities identified in the above table under the ImmunityBio, Inc. 2025 Equity Incentive Plan (the “2025 Plan”) by reason of any stock dividend, stock split, recapitalization, merger, consolidation or reorganization of or by us or similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of outstanding shares of Common Stock.
(2) Represents 46,088,027 shares of Common Stock initially reserved for issuance pursuant to future awards under the 2025 Plan.
(3) Represents up to an additional 32,359,674 shares of Common Stock that were subject to awards outstanding under the ImmunityBio, Inc. 2015 Equity Incentive Plan on the date of stockholder approval of the 2025 Plan and may be added to the 2025 Plan pursuant to Section 3(a)(ii) of the 2025 Plan if, following the the date of stockholder approval of the 2025 Plan, they expire or otherwise terminate without having been exercised or issued in full, are tendered to or withheld by the Registrant for payment of an exercise price or for satisfying tax withholding obligations, or are forfeited to or repurchased by the Registrant due to failure to vest.
(4) Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act, solely for the purpose of calculating the registration fee based on the average of the high and low sales prices per share of Common Stock, as reported on the Nasdaq Global Select Market on June 20, 2025 (which is within five business days prior to the filing of this Registration Statement).
(5) Calculated at a rate of $153.10 per $1,000,000 of the proposed maximum aggregate offering price.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	CommonStock, par value $0.0001 per share
Amount Registered | shares	32,359,674
Proposed Maximum Offering Price per Unit | $ / shares	2.8800
Maximum Aggregate Offering Price	$ 93,195,861
Fee Rate	0.01531%
Amount of Registration Fee	$ 14,268.29
Offering Note
(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of the common stock, par value $0.0001 per share (the “Common Stock”), of ImmunityBio, Inc. (the “Registrant”) that become issuable with respect to the securities identified in the above table under the ImmunityBio, Inc. 2025 Equity Incentive Plan (the “2025 Plan”) by reason of any stock dividend, stock split, recapitalization, merger, consolidation or reorganization of or by us or similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of outstanding shares of Common Stock.
(2) Represents 46,088,027 shares of Common Stock initially reserved for issuance pursuant to future awards under the 2025 Plan.
(3) Represents up to an additional 32,359,674 shares of Common Stock that were subject to awards outstanding under the ImmunityBio, Inc. 2015 Equity Incentive Plan on the date of stockholder approval of the 2025 Plan and may be added to the 2025 Plan pursuant to Section 3(a)(ii) of the 2025 Plan if, following the the date of stockholder approval of the 2025 Plan, they expire or otherwise terminate without having been exercised or issued in full, are tendered to or withheld by the Registrant for payment of an exercise price or for satisfying tax withholding obligations, or are forfeited to or repurchased by the Registrant due to failure to vest.
(4) Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act, solely for the purpose of calculating the registration fee based on the average of the high and low sales prices per share of Common Stock, as reported on the Nasdaq Global Select Market on June 20, 2025 (which is within five business days prior to the filing of this Registration Statement).
(5) Calculated at a rate of $153.10 per $1,000,000 of the proposed maximum aggregate offering price.